Cover	Jul. 13, 2022
Cover [Abstract]
Entity Registrant Name	CRUCIAL INNOVATIONS CORP.
Entity Central Index Key	0001766016
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jul. 13, 2022
Entity Ex Transition Period	true
Entity File Number	333-229638
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-1446012
Entity Address Address Line 1	120 Moorgate
Entity Address City Or Town	London
Entity Address Country	GB
Entity Address Postal Zip Code	EC2M 6UR
City Area Code	44 77
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	4212 5992